Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of segments

Schedule of segment information
	June 30, 2026	December 31, 2025
Cash equivalents	$229,394	$6,081
Cash and investments held in Trust Account	$174,896,125	$—

	For the Three Months Ended June 30, 2026	For the Six Months Ended June 30, 2026	For the Period from June 18, 2025 (inception) through June 30, 2025
General and administrative expenses	$847,965	$1,060,323	$28,197
Interest earned on marketable securities held in Trust Account	$1,535,419	$2,396,125	$—

December 31, 2025
Cash equivalents	$6,081
Deferred offering costs	$587,984

For the Period from June 18, 2025 (Inception) Through December 31, 2025
General and administrative expenses	$110,502